Commitment and contingencies - Capital commitments and contingent liabilities (Details) ₨ in Thousands	Mar. 31, 2019 INR (₨) item	Mar. 31, 2018 INR (₨)
Commitment and contingencies
Contractual commitments for capital expenditures	₨ 1,859	₨ 7,745
Contractual commitments for advertisement services	106,206	40,683
Advertising deposits paid	195,000
Claims not recognised as liability	86,508	65,175
Copyright infringement claims	1,000	1,000
Service and other claims
Commitment and contingencies
Provision for contingent liabilities	0	0
Demand notices from Service Tax authorities
Commitment and contingencies
Loss contingency, estimate of possible loss	251,324	254,246
Provision for contingent liabilities	0	0
Demand notices from Income Tax authorities
Commitment and contingencies
Loss contingency, estimate of possible loss	96,608	108,540
Provision for contingent liabilities	₨ 0	₨ 0
BCCL
Commitment and contingencies
Number of non-convertible debentures in a subscription agreement | item	1
Aggregate consideration	₨ 195,000
Redemption amount	214,500
Prepaid advertising expense	₨ 300,000